VCC 2026-4 ABS-15G

Exhibit 99.09

LOANUID	LOANID	EDGAR Loan ID	SLOANID	First Payment Date	Data Cutoff Date	Pay History Scope	Pay History Summary (MBA)	Months of Data Missing During Lookback	Delinquency During Lookback
	XXXX	VCC2026-4_100650		XX/XX/XXXX	08/31/2026	12	000998765432	0	9